Net financial expenses - narrative (Details) € in Millions, $ in Billions			12 Months Ended
	Mar. 15, 2016 EUR (€)	Mar. 15, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
FCA Trance B Term Loans
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt			€ (3)	€ (10)
Repayments of borrowings	€ 1,800	$ 2.0
Canada HCT Tranche B Note
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt			9
Repayments of borrowings			€ 272
Unsecured Canada HCT Tranche C Note
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt				€ (8)
Secured senior notes due in 2019 and 2021
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt					€ (168)